UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Allowance for credit loss, current	$ 425	$ 400
Common Stock, Shares Authorized	15,000,000	13,000,000
Ordinary shares, shares issued	13,161,762	11,214,831
Ordinary shares, shares outstanding	12,887,289	10,940,358